Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income taxes receivable (payable)

TDS’ current income taxes balances at December 31, 2017 and 2016, were as follows:

December 31,	2017	2016
(Dollars in millions)
Federal income taxes receivable (payable)	$(17)	$7
Net state income taxes receivable	2	3

Income tax expense (benefit)

Income tax expense (benefit) is summarized as follows:

Year Ended December 31,	2017	2016	2015
(Dollars in millions)
Current
Federal	$77	$17	$93
State	13	1	8
Deferred
Federal	(366)	20	61
State	(3)	2	10
Total income tax expense (benefit)	$(279)	$40	$172

Income tax reconciliation

A reconciliation of TDS’ income tax expense computed at the statutory rate to the reported income tax expense, and the statutory federal income tax expense rate to TDS’ effective income tax expense rate is as follows:

Year Ended December 31,	2017		2016		2015
	Amount	Rate	Amount	Rate	Amount	Rate
(Dollars in millions)
Statutory federal income tax expense and rate	$(43)	35.0%	$32	35.0%	$152	35.0%
State income taxes, net of federal benefit[1]	6	(5.2)	2	2.5	11	2.5
Effect of noncontrolling interests	(2)	1.7	(1)	(0.8)	3	0.6
Federal income tax rate change[2]	(314)	257.5	–	–	–	–
Change in federal valuation allowance[3]	(5)	4.3	2	2.6	2	0.5
Goodwill impairment[4]	71	(58.2)	–	–	–	–
Nondeductible compensation	10	(8.1)	3	2.7	1	0.2
Other differences, net	(2)	2.1	2	1.2	3	0.8
Total income tax expense (benefit) and rate	$(279)	229.1%	$40	43.2%	$172	39.6%

[1]	State income taxes, net of federal benefit, include changes in unrecognized tax benefits as well as adjustments to the valuation allowance.
[2]

Federal income tax rate change due to the Tax Act reducing the federal income tax rate from 35% to 21% and a corresponding reduction to the deferred tax liability.  The amount is slightly different from the total impact of the federal tax rate change because the rate change impacts the amount of State income taxes, net of federal benefit as well as the Change in federal valuation allowance.

[3]

Change in federal valuation allowance relates primarily to losses incurred by certain entities where realization of deferred tax assets is not "more likely than not."  The 2017 amount also reflects the revaluation of the federal valuation allowance due to the reduction in federal income tax rate.

[4]

Goodwill impairment reflects an adjustment to increase income tax expense by $71 million related to a portion of the impaired goodwill that is not amortizable for income tax purposes.  See Note 7 — Intangible Assets for additional information related to the goodwill impairment.

Deferred income tax assets and liabilities

Significant components of TDS’ deferred income tax assets and liabilities at December 31, 2017 and 2016, were as follows:

December 31,	2017	2016
(Dollars in millions)
Deferred tax assets
Net operating loss (NOL) carryforwards	$167	$145
Stock-based compensation	42	62
Compensation and benefits - other	9	35
Deferred rent	21	23
Other	70	73
Total deferred tax assets	309	338
Less valuation allowance	(147)	(122)
Net deferred tax assets	162	216
Deferred tax liabilities
Property, plant and equipment	368	639
Licenses/intangibles	221	325
Partnership investments	123	173
Total deferred tax liabilities	712	1,137
Net deferred income tax liability	$550	$921

Presented in the Consolidated Balance Sheet as:
Deferred income tax liability, net	$552	$922
Other assets and deferred charges	(2)	(1)
Net deferred income tax liability	$550	$921

Deferred tax valuation allowance

A summary of TDS' deferred tax asset valuation allowance is as follows:

	2017	2016	2015
(Dollars in millions)
Balance at beginning of year	$122	$113	$114
Charged (credited) to income tax expense	25	9	(1)
Balance at end of year	$147	$122	$113

Income tax unrecognized benefits summary

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2017	2016	2015
(Dollars in millions)
Unrecognized tax benefits balance at beginning of year	$42	$39	$38
Additions for tax positions of current year	6	11	7
Additions for tax positions of prior years	1	3	2
Reductions for tax positions of prior years	(1)	(1)	(2)
Reductions for settlements of tax positions	–	–	(1)
Reductions for lapses in statutes of limitations	(2)	(10)	(5)
Unrecognized tax benefits balance at end of year	$46	$42	$39